Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share based payment arrangement	The following stock option arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

		Outstanding stock options on December 31,
Expiry date	Exercise price per stock options (in $) ¹⁾	2024	2023	2022
2024	$2.53	—	3,308	19,743
2024	4.10	—	532	5,127
2024	7.45	—	81,500	214,800
2025	11.89	400	1,600	2,000
2025	9.84	78,690	99,326	101,861
2026	11.82	14,000	24,400	30,000
2026	11.92	93,378	97,972	99,772
2026	14.68	103,859	111,811	115,211
2027	19.13	35,046	38,434	42,509
2027	21.99	152,085	225,852	303,867
2023	83.96	—	—	12,111
2028	83.96	7,370	13,890	19,490
2023	89.68	—	—	124,338
2028	89.68	190,011	225,457	264,392
2024	117.90	—	26,171	110,774
2029	117.90	44,158	71,573	110,756
2024	141.03	—	104,176	202,852
2029	141.03	275,154	370,566	537,110
2025	124.18	3,758	16,712	16,712
2030	124.18	30,675	50,801	71,486
2025	203.78	7,926	126,331	127,731
2030	203.78	79,691	160,677	223,812
2025	208.01	5,629	31,424	32,100
2030	208.01	47,908	78,534	117,790
2025	257.23	90,425	202,205	202,475
2030	257.23	351,911	559,173	620,014
2026	243.52	23,491	23,491	23,491
2031	243.52	19,486	27,201	35,214
2026	265.02	59,527	59,626	60,890
2031	265.02	96,888	128,600	167,406
2026	269.59	45,044	45,228	45,862
2031	269.59	39,359	62,138	81,311
2027	293.49	13,876	13,957	14,976

		Outstanding stock options on December 31,
Expiry date	Exercise price per stock options (in $) ¹⁾	2024	2023	2022
2032	293.49	34,773	58,255	79,155
2028	310.32	6,043	—	—
2033	310.32	61,806	79,305	—
2025	321.23	—	16,000	—
2026	321.23	80,179	80,425	80,833
2031	321.23	169,196	226,520	286,353
2028	353.95	15,014	15,014	—
2033	353.95	36,065	43,856	—
2028	369.23	121,071	127,490	—
2033	369.23	415,859	495,821	—
2027	371.41	57,118	58,091	61,816
2032	371.41	144,505	192,291	238,532
2027	373.59	134,748	136,459	137,778
2032	373.59	249,755	347,765	370,354
2029	380.34	3,291	—	—
2034	380.34	37,642	—	—
2027	382.83	13,764	13,764	13,764
2032	382.83	56,820	73,288	85,199
2029	432.60	88,157	—	—
2034	432.60	553,251	—	—
2028	478.52	2,235	2,235	—
2033	478.52	56,782	69,704	—
2029	497.32	6,023	—	—
2034	497.32	26,622	—	—
2029-2034 ²⁾	$618.56	20,296	—	—
		4,300,760	5,118,949	5,511,767
1)Amounts have been converted to USD at the closing rate as of December 31, 2024.
2)In December 2024, the Company granted stock options for which the Belgian taxed beneficiaries had a 60-day period to choose between a contractual term of five or ten years.

Schedule of number of stock options

	2024		2023		2022
	Number of stock options	Weighted average exercise price ¹⁾	Number of stock options	Weighted average exercise price ¹⁾	Number of stock options	Weighted average exercise price ¹⁾
Outstanding as of January 1	5,118,949	$255.41	5,511,767	$205.02	5,619,113	$164.33
Granted	756,234	451.63	844,011	395.92	1,021,642	375.58
Exercised	(1,478,225)	206.43	(1,137,439)	142.31	(1,025,780)	92.62
Forfeited	(96,198)	367.18	(99,390)	356.57	(103,208)	273.93
Outstanding as of December 31	4,300,760	283.29	5,118,949	255.41	5,511,767	205.02
Exercisable as of December 31	2,492,709	$203.36	3,030,486	$179.22	3,983,960	$148.11
1) Amounts have been converted to USD at the closing rate of the respective period.

Schedule of weighted average remaining contractual life for each range of exercise price:	The
table below shows the weighted average remaining contractual life for each range of exercise price:

Exercise price (in $)	Outstanding on December 31, 2024	Weighted average remaining contractual life (in years)
9.84 - 11.89	79,090	0.95
11.82 - 14.68	211,237	1.67
19.13 - 21.99	187,131	2.87
83.96 - 89.68	197,381	3.96
117.90 - 141.03	319,312	4.91
124.18 - 257.23	617,923	5.16
243.52 - 321.23	533,170	4.79
293.49 - 382.83	705,359	6.22
310.32 - 478.52	714,875	7.55
380.34 - 618.56	735,282	8.84

Schedule of parameters used in relation to the new grants	Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2024:

Stock options granted in	April 2024	June 2024	September 2024	December 2024 ¹⁾
Number of options granted	42,243	660,166	33,529	20,296
Average Fair value of options (in $) ²⁾	$112.14 - 156.49	$158.50 - 215.16	$188.85 - 298.99	$187.13 - 236.00
Share price (in $) ²⁾	$365.56 - 396.30	$437.41 - 492.86	$543.68 - 656.53	$623.34
Exercise price (in $) ²⁾	$396.30	$445.76	$535.95	$618.56
Expected volatility	35.53 - 39.04%	35.17 - 36.16%	33.33 - 35.61%	34.37 - 34.47%
Average Expected option life (in years)	4.30 - 6.49	4.16 - 6.35	4.05 - 6.24	3.88 - 6.07
Risk‑free interest rate	2.66 - 3.02%	2.48 - 2.87%	2.06 - 2.24%	2.22 - 2.27%
Expected dividends	—%	—%	—%	—%
1)In December 2024, the Company granted a total of 20,296 stock options of which 3,158 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of five or ten years. The expected option life ranges between 3.88 and 6.07 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant to Belgian taxed beneficiaries would be below $1 million irrespective of 100% of the stock options of Belgian taxed beneficiaries with a contractual term of five years or 100% of the stock options of Belgian beneficiaries with a contractual term of ten years.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.
Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2023:

Stock options granted in	April 2023	July 2023	October 2023	December 2023 ¹⁾
Number of options granted	61,056	629,121	74,529	79,305
Average Fair value of options (in $) ²⁾	$158.21 - 196.18	$176.44 - 271.59	$123.94 - 209.04	$161.88 - 200.55
Share price (in $) ²⁾	$361.64 - 401.21	$380.81 - 521.19	$439.42 - 491.75	$371.36
Exercise price (in $) ²⁾	$370.34	$387.35	$485.01	$329.26
Expected volatility	41.00 - 42.18%	36.22 - 43.99%	35.35 - 36.67%	36.21 - 38.64%
Average Expected option life (in years)	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50
Risk‑free interest rate	2.96 - 3.14%	2.90 - 3.03%	2.80 - 3.44%	2.40 - 2.81%
Expected dividends	—%	—%	—%	—%
1)In December 2023, the Company granted a total of 79,305 stock options. Belgian beneficiaries could choose between a contractual term of five or ten years impacting the parameters used in determination of the fair value of the grant. Once the acceptance period of 60 days has passed in which the beneficiaries made a choice between a contractual term of five or ten years years, the parameters and fair value used in the financial year ending December 31, 2023 has been reassessed.
2)Amounts have been converted to USD at the applicable rate prevailing at the grant date.
Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2022:

Stock options granted in	April 2022	July 2022	October 2022	December 2022
Number of options granted	102,081	311,311	100,118	508,132
Average Fair value of options (in $) ¹⁾	$111.27 - 140.23	$153.45 - 190.53	$136.66 - 169.96	$127.68 - 163.94
Share price (in $) ¹⁾	$320.84 - 321.06	$378.11 - 397.92	$352.97 - 376.01	$368.69 - 377.61
Exercise price (in $) ¹⁾	$312.22	$372.69	$359.80	$381.97
Expected volatility	39.18 - 40.87%	41.30 - 43.10%	39.64 - 45.97%	39.74 - 40.26%
Average Expected option life (in years)	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50	4.00 - 6.50
Risk‑free interest rate	1.05 - 1.62%	1.77 - 2.28%	2.57 - 2.80%	3.09 - 3.29%
Expected dividends	—%	—%	—%	—%
1)Amounts have been converted to USD at the applicable rate prevailing at the grant date.

Schedule of restricted stock units	The following restricted stock units arrangements were in existence during the current and prior years:

	2024		2023		2022
	Number of RSUs	Weighted average Grant Date Fair Value 1)	Number of RSUs	Weighted average Grant Date Fair Value 1)	Number of RSUs	Weighted average Grant Date Fair Value 1)
Non-vested units on January 1	442,322	$375.89	385,280	$387.20	213,038	$314.25
Granted	349,521	454.57	192,237	396.22	243,010	375.81
Vested	(140,667)	344.68	(105,678)	352.61	(53,872)	—
Forfeited	(35,816)	374.10	(29,517)	358.49	(16,896)	307.11
Non-vested units on December 31	615,360	$403.29	442,322	$375.89	385,280	$387.20
1)Amounts have been converted to USD at the closing rate of the respective period.